Non-controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit (loss), attributable to non-controlling interests	£ 0	£ 144		£ 405
Equity attributable to non-controlling interest	2	1	[1]	3,522
Dividends paid to non-controlling interest	£ 0	£ 173		235
Barclay's Africa Banking Group Limited [member]
Proportion of ownership interest, non-controlling	0.00%	14.90%
Other non-controlling interests [member]
Profit (loss), attributable to non-controlling interests	£ 0	£ 4		3
Equity attributable to non-controlling interest	2	1		15
Dividends paid to non-controlling interest	0	0		0
Barclay's Africa Banking Group Limited [member]
Profit (loss), attributable to non-controlling interests	0	140		402
Equity attributable to non-controlling interest	0	0		3,507
Dividends paid to non-controlling interest	£ 0	£ 173		£ 235

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.